IMPAIRMENT AND RESTRUCTURING CHARGES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accrued Restructuring Charges
Balances at Beginning of Period	$ 10	$ 14	$ 27
Restructuring Charges, Net	13	1	11
Cash Payments	(11)	(5)	(23)
Other	(1)		(1)
Balances at End of Period	11	10	14
Cash payments to be applied against accruals due within one year	5
Cash payments to be applied against accruals due thereafter	6
Continuing operations | Lease and other costs, and employee severance-related costs in connection with hospital cost-control programs and general overhead-reduction plans
Accrued Restructuring Charges
Balances at Beginning of Period	4	6	12
Restructuring Charges, Net	12	2	4
Cash Payments	(10)	(4)	(9)
Other	0		(1)
Balances at End of Period	6	4	6
Discontinued operations | Employee severance-related costs, and other estimated costs associated with the sale or closure of hospitals and other facilities
Accrued Restructuring Charges
Balances at Beginning of Period	6	8	15
Restructuring Charges, Net	1	(1)	7
Cash Payments	(1)	(1)	(14)
Other	(1)
Balances at End of Period	$ 5	$ 6	$ 8